UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1.  SCHEDULE OF INVESTMENTS.

Seligman Capital Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

	Shares or Principal Amount		Value

Common Stocks 97.3%

Aerospace and Defense 2.2%
BE Aerospace*	169,800	shs.	$5,934,510
Spirit Aerosystems Holdings (Class A)*	111,300		2,468,634

			8,403,144

Auto Components 2.0%
Goodyear Tire & Rubber*	298,300		7,696,140

Biotechnology 3.4%
Cephalon*	80,000		5,152,000
Cepheid*	205,881		5,021,438
ImClone Systems*	69,900		2,965,158

			13,138,596

Capital Markets 1.6%
BlackRock	13,300		2,715,594
Federated Investors (Class B)	29,300		1,147,388
Northern Trust	35,500		2,359,685

			6,222,667

Chemicals 2.1%
The Mosaic*	57,000		5,848,200
Zoltek*	85,700		2,272,764

			8,120,964

Commercial Banks 1.4%
BB&T	57,200		1,833,832
M&T Bank	44,400		3,573,312

			5,407,144

Communications Equipment 4.0%
Comverse Technology*	266,700		4,107,180
Research In Motion*	102,500		11,503,575

			15,610,755

Construction and Engineering 3.0%
Foster Wheeler*	81,400		4,608,868
Quanta Services*	294,800		6,830,516

			11,439,384

Containers and Packaging 0.6%
Owens-Illinois*	40,100		2,262,843

Diversified Financial Services 0.8%
IntercontinentalExchange*	23,900	3,118,950

Diversified Telecommunication Services 1.3%
Qwest Communications International	370,500	1,678,365
Time Warner Telecom (Class A)*	215,800	3,342,742

		5,021,107

Electric Utilities 2.0%
ITC Holdings	147,400	7,673,644

Energy Equipment and Services 5.5%
Diamond Offshore Drilling	61,200	7,123,680
National Oilwell Varco*	33,000	1,926,540
Transocean*	31,300	4,231,760
Weatherford International*	107,800	7,812,266

		21,094,246

Food and Staples Retailing 2.0%
Rite Aid*	2,592,000	7,620,480

Health Care Equipment and Supplies 3.5%
Hospira*	126,200	5,397,574
Intuitive Surgical*	6,400	2,075,840
St. Jude Medical*	137,900	5,955,901

		13,429,315

Health Care Providers and Services 3.7%
CIGNA	93,900	3,809,523
Express Scripts*	71,100	4,573,152
Health Net*	78,500	2,417,800
Quest Diagnostics	76,100	3,445,047

		14,245,522

Hotels, Restaurants and Leisure 6.0%
Life Time Fitness*	327,100	10,208,791
Pinnacle Entertainment*	275,500	3,526,400
Wynn Resorts	94,700	9,530,608

		23,265,799

Household Durables 0.8%
Tupperware	80,900	3,129,212

Industrial Conglomerates 4.8%
McDermott International*	340,200	18,649,764

Internet Software and Services 6.6%
Equinix*	136,400	9,069,236
SAVVIS	867,668	14,116,958
VeriSign*	63,500	2,110,740

		25,296,934

IT Services 0.7%
Visa (Class A)*	45,100	2,812,436

Life Sciences Tools and Services 1.2%
Applied Biosystems Group	137,200	4,508,392

Machinery 2.9%
AGCO*	110,700	6,628,716
Cummins	94,900	4,443,218

		11,071,934

Media 5.7%
Gemstar-TV Guide International*	3,989,300	18,749,710
Marvel Entertainment*	116,500	3,121,035

		21,870,745

Metals and Mining 2.1%
Agnico-Eagle Mines	40,700	2,755,797
Century Aluminum*	31,700	2,099,808
Freeport-McMoRan Copper & Gold	32,800	3,156,016

		8,011,621

Multiline Retail 2.5%
Kohl’s*	225,100	9,654,539

Oil, Gas and Consumable Fuels 5.8%
Goodrich Petroleum*	109,500	3,293,760
Newfield Exploration*	54,700	2,890,895
Noble Energy	63,800	4,644,640
Southwestern Energy*	69,000	2,324,610
Ultra Petroleum*	61,200	4,743,000
Williams Companies	141,000	4,650,180

		22,547,085

Pharmaceuticals 3.2%
Forest Laboratories*	109,800	4,393,098
Mylan*	526,700	6,109,720
Sepracor*	99,600	1,944,192

		12,447,010

Semiconductors and Semiconductor Equipment 8.0%
Marvell Technology Group*	1,210,300	13,168,064
MEMC Electronic Materials*	46,500	3,296,850
Microsemi*	455,200	10,378,560
NVIDIA*	204,500	4,047,055

		30,890,529

Software 3.6%
Activision*	291,300	7,955,403
BMC Software*	94,100	3,060,132
Compuware*	389,800	2,861,132

		13,876,667

Specialty Retail 1.7%
American Eagle Outfitters	364,900	6,389,399

Textiles, Apparel and Luxury Goods 1.3%
Coach*	163,000	4,914,450

Wireless Telecommunication Services 1.3%
NII Holdings*	59,800	1,900,444
SBA Communications*	105,800	3,156,014

		5,056,458

Total Common Stocks		374,897,875

Fixed Time Deposit 2.3%
Bank of Montreal, Toronto 2.25%, 4/1/2008	$8,981,000	8,981,000

Total Investments 99.6%		383,878,875

Other Assets Less Liabilities 0.4%		1,467,306

Net Assets 100.0%		$385,346,181

* Non-income producing security.

The cost of investments for federal income tax purposes was $428,231,184. The tax basis gross appreciation and depreciation of portfolio securities were $15,931,784 and $60,284,093, respectively. Net unrealized depreciation was $44,352,309.

Notes to Schedules of Investments

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1–quoted prices in active markets for identical investments; Level 2–other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$374,897,875
Level 2 - Other Significant Observable Inputs	8,981,000
Level 3 - Significant Unobservable Inputs	0

Total	$383,878,875

Risk - To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of mid-capitalization companies may be subject to above-average market fluctuations.

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.